Special Items - Restructuring and Other Charges Reported in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 33,400																$ 33,361	[1],[2]	$ 21,640	[1]	$ 1,859	[1]
Defined benefit pension plan curtailment gain, net																			(4,507)	[3]
Employer contribution to defined contribution plan									10,100										10,081	[3]
Other									5,300										5,334	[4]
Restructuring and other charges, net (Note 19)	33,361	[5]	0	[5]	0	[5]	0	[5]	16,982	[5]	0	[5]	94,703	[5]	0	[5]	33,361	[5]	111,685	[5]	0	[5]
Phosphorous Flame Retardant Business Exit
Restructuring Cost and Reserve [Line Items]
Severance costs													22,000
Exit of phosphorus flame retardants business									6,100				94,700						100,777	[6]
Other													$ 3,000

[1]	The year ended December 31, 2013 includes charges amounting to $33.4 million in connection with the announced realignment of our operating segments effective January 1, 2014 as described above.The year ended December 31, 2012 includes charges amounting to $21.6 million relating to reduction in force liabilities associated with our exit of the phosphorus flame retardants business noted above.The year ended December 31, 2011 includes charges of $1.9 million related to restructuring programs at various manufacturing locations which are reflected in Cost of goods sold. Payments under these programs have been completed.
[2]	In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. In the fourth quarter of 2013 we recorded charges of $33.4 million ($21.9 million after income taxes) for termination benefits and other costs related to this workforce reduction plan. Payments under this workforce reduction plan are expected to occur through 2014.
[3]	In the fourth quarter of 2012 we recorded a net curtailment gain of $4.5 million ($2.9 million after income taxes) and a one-time employer contribution to the Company’s defined contribution plan of $10.1 million ($6.4 million after income taxes), both in connection with various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012. See Note 17, “Pension Plans and Other Postretirement Benefits.”
[4]	In the fourth quarter of 2012 we recorded charges amounting to $5.3 million ($4.3 million after income taxes) related to changes in product sourcing and other items.
[5]	See Note 19, “Special Items.”
[6]	In the second quarter of 2012 we recorded net charges amounting to $94.7 million ($73.6 million after income taxes), and in the fourth quarter we recorded net charges amounting to $6.1 million ($2.5 million after income taxes), in connection with our exit of the phosphorus flame retardants business, whose products were sourced mainly at our Avonmouth, United Kingdom and Nanjing, China manufacturing sites. The charges are comprised mainly of non-cash items consisting of net asset write-offs of approximately $57 million and write-offs of foreign currency translation adjustments of approximately $12 million, as well as accruals for future cash costs associated with related severance programs of approximately $22 million, estimated site remediation costs of approximately $9 million, other estimated exit costs of approximately $3 million, partly offset by a gain of approximately $2 million related to the sale of our Nanjing, China manufacturing site. Payments under this restructuring plan are expected to occur through 2014.